Segments (Tables)	6 Months Ended
Jun. 30, 2019
Segments [abstract]
Operating segments data [text block]
Second quarter 2019	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	157	527	16,315	59	0	17,057
Revenues inter-segment	4,226	2,093	127	1	(6,448)	0
Net income/(loss) from equity accounted investments	7	10	11	10	0	39

Total revenues and other income	4,390	2,630	16,454	70	(6,448)	17,096

Purchases [net of inventory variation]	0	14	(15,065)	(0)	6,445	(8,606)
Operating, selling, general and administrative expenses	(888)	(805)	(1,073)	63	202	(2,502)
Depreciation, amortisation and net impairment losses	(945)	(998)	(100)	(190)	(0)	(2,233)
Exploration expenses	(79)	(156)	0	0	0	(235)

Net operating income/(loss)	2,478	685	216	(57)	199	3,521

Additions to PP&E, intangibles and equity accounted investments	1,718	1,636	60	19	0	3,432

Second quarter 2018	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	76	561	17,491	(6)	0	18,122
Revenues inter-segment	5,151	2,378	88	0	(7,617)	0
Net income/(loss) from equity accounted investments	(27)	9	6	25	0	13

Total revenues and other income	5,200	2,947	17,586	19	(7,617)	18,135

Purchases [net of inventory variation]	0	2	(16,685)	0	7,267	(9,415)
Operating, selling, general and administrative expenses	(843)	(703)	(1,144)	(69)	180	(2,579)
Depreciation, amortisation and net impairment losses	(606)	(1,272)	65	(18)	(0)	(1,830)
Exploration expenses	(61)	(414)	0	0	0	(475)

Net operating income/(loss)	3,692	561	(179)	(68)	(170)	3,835

Additions to PP&E, intangibles and equity accounted investments	1,359	3,905	114	157	0	5,535

First half 2019	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	160	1,121	32,050	145	0	33,476
Revenues inter-segment	9,205	4,298	227	2	(13,732)	0
Net income/(loss) from equity accounted investments	13	22	16	53	0	103

Total revenues and other income	9,378	5,440	32,293	199	(13,732)	33,578

Purchases [net of inventory variation]	1	(25)	(28,532)	(0)	13,295	(15,261)
Operating, selling, general and administrative expenses	(1,624)	(1,805)	(2,168)	62	393	(5,141)
Depreciation, amortisation and net impairment losses	(1,964)	(1,900)	(193)	(364)	0	(4,421)
Exploration expenses	(193)	(310)	0	0	0	(503)

Net operating income/(loss)	5,597	1,402	1,401	(103)	(44)	8,252

Additions to PP&E, intangibles and equity accounted investments	2,941	2,857	547	485	0	6,830

Balance sheet information
Equity accounted investments	1,041	388	94	1,347	0	2,870
Non-current segment assets	33,517	39,633	5,362	4,449	0	82,960
Non-current assets, not allocated to segments						9,778

Total non-current assets						95,609

First half 2018	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	231	1,032	36,634	9	0	37,906
Revenues inter-segment	10,724	4,422	110	0	(15,256)	0
Net income/(loss) from equity accounted investments	19	17	12	65	0	114

Total revenues and other income	10,974	5,471	36,756	75	(15,256)	38,019

Purchases [net of inventory variation]	1	(3)	(34,050)	0	14,843	(19,209)
Operating, selling, general and administrative expenses	(1,636)	(1,402)	(2,186)	(156)	288	(5,093)
Depreciation, amortisation and net impairment losses	(1,902)	(2,234)	(26)	(36)	0	(4,198)
Exploration expenses	(160)	(564)	0	0	(0)	(724)

Net operating income/(loss)	7,277	1,267	494	(118)	(125)	8,795

Additions to PP&E, intangibles and equity accounted investments	4,179	5,189	164	181	0	9,713

Balance sheet information
Equity accounted investments	1,120	233	123	1,194	0	2,670
Non-current segment assets	32,613	38,860	5,449	375	0	77,296
Non-current assets, not allocated to segments						8,951

Total non-current assets						88,918

Non-current assets by country [text block]
Non-current assets by country

	At 30 June	At 31 March	At 31 December	At 30 June
(in USD million)	2019	2019	2018	2018

Norway	40,664	39,477	34,952	37,060
USA	19,999	19,872	19,409	19,087
Brazil	8,197	7,991	7,861	7,762
UK	5,406	5,406	4,588	4,430
Angola	1,743	1,870	1,874	2,374
Canada	1,651	1,621	1,546	1,592
Azerbaijan	1,497	1,476	1,452	1,458
Algeria	950	979	986	1,111
Other countries	5,722	5,625	5,128	5,093

Total non-current assets1)	85,830	84,316	77,797	79,967

1) Excluding deferred tax assets, pension assets, non-current financial assets and assets classified as held for sale.

Revenues from contracts with customers [text block]
Revenues from contracts with customers and other revenues
	Quarters			Full Year
(in USD million)	Q2 2019	Q1 2019	Q2 2018	2018

Crude oil	9,390	7,610	10,242	40,948
Natural gas	2,637	3,766	2,919	14,070
Refined products	2,866	2,503	3,380	13,124
Natural gas liquids	1,542	1,492	1,768	7,167
Transportation	163	304	240	1,033
Other sales	165	132	40	903

Revenues from contracts with customers	16,763	15,807	18,589	77,246

Over/Under lift			194	137
Taxes paid in-kind	105	83	158	865
Physically settled commodity derivatives	(306)	(60)	94	488
Gain (loss) on commodity derivatives	276	513	(966)	(216)
Other revenues	60	67	0	36
Total other revenues	134	603	(520)	1,309

Revenues	16,898	16,410	18,069	78,555